Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Bond Fund of America
Entity Central Index Key	0000013075
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
The Bond Fund of America® - Class A
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class A
Trading Symbol	ABNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypo
t
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.59% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund
stati
stics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio hol din gs by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class C
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class C
Trading Symbol	BFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains im p ortant information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.34% *
*Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.34%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class T
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class T
Trading Symbol	TBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class F-1
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class F-1
Trading Symbol	BFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by ass et type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class F-2
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class F-2
Trading Symbol	ABNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (pe rcen t of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class F-3
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class F-3
Trading Symbol	BFFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 12	0.23% *
*Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class 529-A
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-A
Trading Symbol	CFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.62% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class 529-C
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-C
Trading Symbol	CFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 70	1.38% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type ( percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class 529-E
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-E
Trading Symbol	CFAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the
las
t six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 41	0.82% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fu
n
d statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class 529-T
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-T
Trading Symbol	TFBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this info rm ation by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypo
th
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.43% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FFBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class 529-F-3[Member]
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FBOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 14	0.28% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class R-1
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-1
Trading Symbol	RBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 67	1.32% *
*Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class R-2
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-2
Trading Symbol	RBFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 67	1.32% *
*Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class R-2E
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-2E
Trading Symbol	RBEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 52	1.03% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class R-3
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-3
Trading Symbol	RBFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 45	0.88% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class R-4
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-4
Trading Symbol	RBFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 29	0.57% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class R-5E
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-5E
Trading Symbol	RBFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class R-5
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-5
Trading Symbol	RBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 14	0.28% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-6
Trading Symbol	RBFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 12	0.23% *
*Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[1]
Net Assets	$ 94,059,000,000
Holdings Count | Holding	5,432
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 94,059
Total number of portfolio holdings	5,432
Portfolio turnover rate including mortgage dollar roll transactions	135%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.

[1]	Annualized.